N-2	Sep. 27, 2022
Cover [Abstract]
Entity Central Index Key	0001495932
Amendment Flag	false
Securities Act File Number	001-38493
Document Type	8-K
Entity Registrant Name	EXP WORLD HOLDINGS, INC.
Entity Address, Address Line One	2219 Rimland Drive, Suite 301
Entity Address, City or Town	Bellingham
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98226
City Area Code	360
Local Phone Number	685-4206
Entity Emerging Growth Company	false